Digital Assets and Digital Assets Receivables - Schedule of Digital Assets Receivables (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Digital Assets Receivables [Abstract]
Beginning balances	$ 135,558
Transfer from digital assets	357,600
Refund of collateral from a related party	(314,680)
Net fair value changes recognized in net income	(16,307)
Beginning balances	$ 162,171